SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

Common shares and shareholders

On July 2, 2012, the shareholders of the Company at a Special General Meeting approved the increase in authorized share capital from 100,000,000 to 250,000,000 shares of common stock with a par value of $0.01 per share, and approved the adoption of the Third Amended and Restated Memorandum of Association and Sixth Amended and Restated Articles of Association.

The shares held directly by our Original Shareholders (Los Avellanos and Hazels), amounted to 7,864,085 shares at December 31, 2013, of which 7,713,366 are expressly entitled to seven votes per share (with the other 150,719 shares being one vote) and all other holders of our common stock are entitled to one vote per share.  The special voting rights of the Original Shareholders are not transferable, unless transferred to another Original Shareholder.

If, after the date that is four years following the date of the Shareholders’ Agreement (November 13, 2012), Sparrow sells all of its shares to one or more third parties, the multi-vote rights attached to the shares owned by Los Avellanos and Hazels shall terminate upon such sale and be of no further force and effect, and all such shares shall entitle the holder thereof to one vote, unless after the date that is two years following the date of the Shareholders’ Agreement and prior to such sale (i) the Company or Sparrow has successfully completed a third party sale at a price such that if all of Sparrow’s shares were sold at such a price on the date of such sale, Sparrow would achieve a certain rate of return on its investment in the Company or (ii) the Company’s directors nominated by Sparrow have not approved a proposal to cause the Company to make such a sale, at any time when the 180-day daily weighted  average price of the Company’s common stock was sufficiently high to achieve such rate of return.

At December 31, 2013, the outstanding common shares are 140,419,487 par value $.01 per share.

At December 31, 2013, our shareholders Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels hold 93,940,000, 16,060,000, 4,735,517 and 3,128,568 shares, respectively, which represent 66.9%, 11.4%, 3.4% and 2.2% of the outstanding shares, respectively.  The joint voting power for these shares represents 87.9% of the total voting power and pursuant to a shareholder agreement signed between Sparrow, Los Avellanos and Hazels described in note 1, Los Avellanos and Hazels agree to vote their shares of common stock in the same manner as Sparrow, except for any matter that requires, but does not obtain, the approval of six directors of the Company.

Los Avellanos and Hazels are controlled by members of the Menendez family, including Felipe Menendez Ross, our president, chief executive officer and a director, and Ricardo Menendez Ross, our executive vice president and a director.  As such, they have the ability to exert influence over the operations of the Company.

Subsequent events

Sparrow Cl Sub Ltd. issued on November 13, 2012 to Hazels a warrant, which granted Hazels the right, exercisable upon the occurrence of certain conditions, to acquire all of the economic interest in Sparrow Cl Sub Ltd. On February 18, 2014, Hazels exercised the warrant and obtained Class B shares of Sparrow Cl Sub Ltd., representing all the economic interest of said company.

2008 Share repurchase program

Ultrapetrol's Board of Directors has approved a share repurchase program, effective March 17, 2008, for up to a total of $50,000 of the Company's common stock through December 31, 2008. The expiration date of the share repurchase program was extended by the Board of Directors until September 30, 2009, when it finally expired.

At December 31, 2013 the Company had repurchased a total of 3,923,094 common shares, at a total cost of $19,488.

Registration rights agreements

On September 21, 2006, prior to its initial public offering the Company entered into a registration rights agreement with Los Avellanos, Hazels and Solimar Holdings Ltd., its shareholders of record immediately prior to the initial public offering which was terminated on December 12, 2012. On the same date, the Company entered into a new registration rights agreement with Sparrow, Sparrow CI Sub Ltd., Los Avellanos and Hazels, pursuant to which the Company has granted them and certain of their transferees, the right, under certain circumstances and subject to certain restrictions, including any applicable lock-up agreements then in place, to require the Company to register under the Securities Act shares of the

Company’s common stock held by them. Under the registration rights agreement, these persons will have the right to request the Company to register the sale of shares held by them on their behalf and may also require the Company to make available shelf registration statements permitting sales of shares into the market from time to time over an extended period. In addition, these persons will have the ability to exercise certain piggyback registration rights in connection with registered offerings requested by shareholders or initiated by the Company.